Derivative Instruments - Derivative Positions (Details) - Forecast bbl in Thousands, MMBTU in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2018 MMBTU $ / MMBTU bbl	Dec. 31, 2022 MMBTU $ / MMBTU $ / bbl bbl	Dec. 31, 2021 MMBTU $ / MMBTU $ / bbl bbl	Dec. 31, 2020 MMBTU $ / MMBTU $ / bbl bbl	Dec. 31, 2019 MMBTU $ / MMBTU $ / bbl bbl	Dec. 31, 2018 MMBTU $ / MMBTU $ / bbl bbl	Dec. 31, 2022 $ / bbl	Dec. 31, 2021 $ / bbl	Dec. 31, 2020 $ / bbl	Dec. 31, 2019 $ / bbl	Dec. 31, 2018 $ / bbl
Commodity derivative swaps
Derivative Instruments, Gain (Loss) [Line Items]
Notional volume (Bbls) | bbl	1,438	300	360	960	2,664
Weighted average fixed price ($/Bbl)	3.02	2.87	2.85	2.84	2.88	3.02	50.12	50.42	51.16	53.59	55.37
Notional volume (MMBtu) | MMBTU	1,920	1,200	1,200	1,500	2,220
Commodity derivative two-way collars
Derivative Instruments, Gain (Loss) [Line Items]
Notional volume (Bbls) | bbl	333	0	0	0	601
Weighted average ceiling price ($/Bbl)							0.00	0.00	0.00	61.30	61.01
Weighted average floor price ($/Bbl)							0.00	0.00	0.00	55.21	57.30
Commodity derivative three-way collars
Derivative Instruments, Gain (Loss) [Line Items]
Notional volume (Bbls) | bbl	0	0	0	2,562	883
Weighted average ceiling price ($/Bbl)							0.00	0.00	67.80	67.42	0.00
Weighted average floor price ($/Bbl)							0.00	0.00	56.79	55.88	0.00
Weighted average sold put option price ($/Bbl)							0.00	0.00	46.79	45.88	0.00
Crude oil basis swaps - Midland / Cushing
Derivative Instruments, Gain (Loss) [Line Items]
Notional volume (Bbls) | bbl	1,840	0	0	3,514	3,160
Weighted average fixed price ($/Bbl)							0.00	0.00	1.43	4.09	4.95
Crude oil basis swaps - Argus WTI roll
Derivative Instruments, Gain (Loss) [Line Items]
Notional volume (Bbls) | bbl	1,530	0	0	0	0
Weighted average fixed price ($/Bbl)							0.00	0.00	0.00	0.00	1.14
Commodity derivative swaps
Derivative Instruments, Gain (Loss) [Line Items]
Notional volume (Bbls) | bbl		250,000	360,000	960,000	1,704,000	2,350,000
Notional volume (MMBtu) | MMBTU		1,000,000	1,200,000	1,500,000	2,160,000	4,040,000
Oil:
Weighted average price ($/Bbl)		50.21	50.69	51.37	52.85	54.28
Natural Gas:
Weighted average fixed price ($/MMBtu) | $ / MMBTU		2.86	2.86	2.84	2.89	3.10